Schedule of Investments (unaudited)	iShares® MSCI Intl Momentum Factor ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 3.5%
BHP Group Ltd.	877,265	$24,059,967
Brambles Ltd.	176,353	1,659,067
CAR Group Ltd.	100,968	2,189,340
Fortescue Ltd.	424,915	7,042,729
Goodman Group	365,468	7,382,317
Insurance Australia Group Ltd.	554,517	2,297,351
James Hardie Industries PLC(a)	95,080	3,268,656
Medibank Pvt Ltd.	501,759	1,149,961
Northern Star Resources Ltd.	191,870	1,818,685
Origin Energy Ltd.	513,498	3,240,899
QBE Insurance Group Ltd.	318,450	3,642,739
Rio Tinto Ltd.	84,443	7,027,712
Suncorp Group Ltd.	257,437	2,749,534
Washington H Soul Pattinson & Co. Ltd.	54,696	1,144,656
Xero Ltd.(a)	35,097	2,724,868
		71,398,481
Austria — 0.2%
Erste Group Bank AG	73,941	3,448,244

Belgium — 0.3%
Argenx SE(a)	12,931	4,830,553
Lotus Bakeries NV	95	956,052
		5,786,605
Canada — 4.3%
Alimentation Couche-Tard Inc.	188,477	10,446,225
ARC Resources Ltd.	144,696	2,620,326
Cameco Corp.	159,261	7,266,323
CGI Inc.(a)	41,429	4,197,822
Constellation Software Inc./Canada	5,709	14,698,213
Descartes Systems Group Inc. (The)(a)	11,528	1,069,353
Dollarama Inc.	71,955	6,002,479
Element Fleet Management Corp.	64,582	1,030,666
Fairfax Financial Holdings Ltd.	9,500	10,328,511
FirstService Corp.	6,897	1,013,020
Great-West Lifeco Inc.	58,440	1,728,175
Ivanhoe Mines Ltd., Class A(a)(b)	77,376	1,048,804
Kinross Gold Corp.	285,854	1,843,884
MEG Energy Corp.(a)	70,754	1,609,202
Onex Corp.	18,509	1,313,169
Open Text Corp.	38,890	1,373,220
Parkland Corp.	57,389	1,767,964
Restaurant Brands International Inc.	47,190	3,580,085
Stantec Inc.	25,644	2,041,796
TFI International Inc.	15,993	2,082,755
Thomson Reuters Corp.	22,591	3,412,157
Wheaton Precious Metals Corp.	76,395	3,979,987
WSP Global Inc.	19,502	2,959,193
		87,413,329
Denmark — 6.0%
Danske Bank A/S	187,912	5,409,421
Novo Nordisk A/S	854,695	109,607,962
Pandora A/S	34,502	5,251,200
		120,268,583
Finland — 0.1%
Wartsila OYJ Abp	139,694	2,577,004

France — 8.8%
Air Liquide SA	100,780	19,710,417
Airbus SE	95,566	15,726,124
AXA SA	242,993	8,395,791
Security	Shares	Value

France (continued)
Dassault Aviation SA	4,353	$931,754
Engie SA	319,513	5,546,940
EssilorLuxottica SA	35,118	7,488,268
Hermes International SCA	5,652	13,530,833
Ipsen SA	5,952	723,979
L’Oreal SA	38,967	18,269,801
Orange SA	258,992	2,882,654
Publicis Groupe SA	42,466	4,685,987
Renault SA	26,189	1,297,228
SafranSA	77,694	16,846,552
Schneider Electric SE	69,585	15,866,311
SEB SA	5,287	623,994
Sodexo SA	14,764	1,285,552
Thales SA	15,285	2,568,910
TotalEnergies SE	454,273	32,979,656
Vinci SA	65,151	7,634,141
		176,994,892
Germany — 5.4%
adidas AG	46,955	11,315,362
Beiersdorf AG	21,117	3,173,961
Commerzbank AG	189,918	2,822,588
Covestro AG(a)(c)	56,098	2,809,631
Daimler Truck Holding AG	78,429	3,536,852
E.ON SE	461,666	6,113,366
Hannover Rueck SE	14,743	3,656,912
Heidelberg Materials AG	35,392	3,561,697
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	41,819	18,392,355
Nemetschek SE	13,721	1,212,515
Rheinmetall AG	11,359	6,259,318
SAP SE	243,210	43,915,734
Talanx AG(a)	28,405	2,136,469
		108,906,760
Hong Kong — 0.4%
Futu Holdings Ltd., ADR(a)	12,836	825,483
Hong Kong Exchanges & Clearing Ltd.	170,200	5,408,005
Sands China Ltd.(a)	426,800	1,006,669
Swire Pacific Ltd., Class A	58,000	491,185
		7,731,342
Ireland — 0.2%
AIB Group PLC	339,472	1,757,166
Bank of Ireland Group PLC	142,320	1,518,473
		3,275,639
Israel — 0.1%
CyberArk Software Ltd.(a)	8,515	2,037,214
Global-e Online Ltd.(a)	26,904	902,091
		2,939,305
Italy — 4.5%
Banco BPM SpA	393,256	2,581,977
Enel SpA	1,718,789	11,296,639
Eni SpA	512,630	8,233,703
Ferrari NV	40,146	16,511,031
Intesa Sanpaolo SpA	3,165,812	11,849,651
Leonardo SpA	133,387	3,065,506
Mediobanca Banca di Credito Finanziario SpA	131,711	1,871,364
Stellantis NV	552,447	12,223,717
UniCredit SpA	602,492	22,114,087
		89,747,675
Japan — 45.2%
Advantest Corp.	335,300	10,495,109

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Momentum Factor ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Aeon Co. Ltd.	170,600	$3,566,956
Aisin Corp.	50,600	1,924,634
Ajinomoto Co. Inc.	144,700	5,380,156
ANA Holdings Inc.	22,600	429,219
Asahi Group Holdings Ltd.	121,700	4,163,230
Azbil Corp.	31,900	890,967
Bridgestone Corp.	104,800	4,624,508
Canon Inc.	244,100	6,606,638
Capcom Co. Ltd.	64,600	1,063,473
Chiba Bank Ltd. (The)	195,500	1,651,401
Chubu Electric Power Co. Inc.	272,800	3,501,649
Chugai Pharmaceutical Co. Ltd.	222,900	7,089,076
Concordia Financial Group Ltd.	474,500	2,556,670
Dai Nippon Printing Co. Ltd.	52,800	1,537,858
Dai-ichi Life Holdings Inc.	314,600	7,286,461
Daito Trust Construction Co. Ltd.	17,000	1,822,304
Daiwa House Industry Co. Ltd.	218,300	6,142,722
Daiwa Securities Group Inc.	674,600	4,957,674
Denso Corp.	379,900	6,474,680
Disco Corp.	49,600	14,128,347
East Japan Railway Co.	127,400	2,335,110
Eisai Co.Ltd.	35,100	1,441,523
ENEOS Holdings Inc.	766,100	3,539,544
Fast Retailing Co. Ltd.	36,600	9,569,766
FUJIFILM Holdings Corp.	314,600	6,692,321
Fujitsu Ltd.	378,400	5,845,577
Hankyu Hanshin Holdings Inc.	52,600	1,379,079
Hikari Tsushin Inc.	5,800	942,626
Hitachi Construction Machinery Co. Ltd.	34,400	982,542
Hitachi Ltd.	341,900	31,543,922
Honda Motor Co. Ltd.	1,622,100	18,455,567
Hoshizaki Corp.	21,600	744,308
Hulic Co. Ltd.	119,600	1,102,073
Ibiden Co. Ltd.	31,900	1,212,630
Idemitsu Kosan Co. Ltd.	229,000	1,551,502
Iida Group Holdings Co. Ltd.	22,700	289,786
Inpex Corp.	371,900	5,570,987
ITOCHU Corp.	444,700	20,062,521
Japan Exchange Group Inc.	230,000	5,386,718
Japan Post Bank Co. Ltd.	603,500	6,125,711
Japan Post Holdings Co. Ltd.	744,100	7,145,814
Japan Post Insurance Co. Ltd.	70,500	1,323,572
Japan Tobacco Inc.	535,900	14,416,576
JFE Holdings Inc.	184,500	2,753,794
Kajima Corp.	218,600	4,187,738
Kansai Electric Power Co. Inc. (The)	360,100	5,394,088
Kawasaki Kisen Kaisha Ltd.	172,200	2,426,277
Keisei Electric Railway Co. Ltd.	45,500	1,695,008
Kobe Bussan Co. Ltd.	30,500	658,717
Komatsu Ltd.	204,800	6,114,539
Konami Group Corp.	23,500	1,417,927
Lasertec Corp.	19,200	4,141,542
Makita Corp.	55,200	1,598,088
Marubeni Corp.	533,900	9,512,149
MatsukiyoCocokara & Co.	101,600	1,440,762
Mazda Motor Corp.	161,100	1,823,567
McDonald’s Holdings Co. Japan Ltd.	19,800	870,976
MEIJI Holdings Co. Ltd.	69,100	1,546,068
Mitsubishi Chemical Group Corp.	330,100	1,925,759
Mitsubishi Corp.	1,815,000	41,508,265
Mitsubishi Electric Corp.	480,400	8,373,337
Mitsubishi Estate Co. Ltd.	253,400	4,643,480
Security	Shares	Value

Japan (continued)
Mitsubishi HC Capital Inc.	432,300	$2,799,593
Mitsubishi Heavy Industries Ltd.	1,410,400	12,610,544
Mitsubishi UFJ Financial Group Inc.	6,004,500	59,812,930
Mitsui & Co. Ltd.	545,600	26,339,211
Mitsui Chemicals Inc.	50,000	1,423,144
Mitsui Fudosan Co. Ltd.	725,400	7,382,441
Mitsui OSK Lines Ltd.	84,200	2,672,473
Mizuho Financial Group Inc.	1,203,200	23,256,782
MS&AD Insurance Group Holdings Inc.	509,800	9,165,713
NEC Corp.	100,300	7,261,919
Nexon Co. Ltd.	49,800	776,449
Nippon Sanso Holdings Corp.	94,000	2,792,026
Nippon Steel Corp.	268,100	6,010,510
Nippon Telegraph & Telephone Corp.	6,614,400	7,141,316
Nippon Yusen KK	114,300	3,245,031
Nissan Motor Co. Ltd.	545,800	1,997,466
Nissin Foods Holdings Co. Ltd.	57,600	1,537,087
Nitori Holdings Co. Ltd.	14,200	1,900,429
Nitto Denko Corp.	38,500	3,183,396
Nomura Holdings Inc.	851,200	4,843,312
Nomura Research Institute Ltd.	98,800	2,390,751
Obayashi Corp.	221,700	2,474,347
Odakyu Electric Railway Co. Ltd.	86,200	969,119
Oracle Corp./Japan	9,500	712,924
Oriental Land Co. Ltd./Japan	236,600	6,528,200
ORIX Corp.	340,700	6,972,565
Osaka Gas Co. Ltd.	150,300	3,342,051
Otsuka Corp.	73,400	1,459,788
Otsuka Holdings Co. Ltd.	91,100	3,895,148
Pan Pacific International Holdings Corp.	93,000	2,184,200
Panasonic Holdings Corp.	485,000	4,233,298
Renesas Electronics Corp.	456,400	7,409,997
Resona Holdings Inc.	727,200	4,598,627
Ricoh Co. Ltd.	110,100	949,839
SBI Holdings Inc.	65,300	1,589,933
SCSK Corp.	48,800	887,145
Secom Co. Ltd.	73,400	5,098,545
Seiko Epson Corp.	48,400	796,179
Sekisui Chemical Co. Ltd.	76,600	1,114,380
Sekisui House Ltd.	150,000	3,447,053
Shimizu Corp.	225,700	1,398,088
Shin-Etsu Chemical Co. Ltd.	601,700	23,291,169
Shionogi & Co.Ltd.	52,600	2,456,460
Shizuoka Financial Group Inc., NVS	178,500	1,666,092
SoftBank Corp.	947,900	11,433,272
Sompo Holdings Inc.	203,600	4,029,268
Sony Group Corp.	251,100	20,753,751
Subaru Corp.	146,100	3,262,265
Sumitomo Corp.	439,200	11,549,707
Sumitomo Mitsui Financial Group Inc.	666,800	37,876,756
Sumitomo Mitsui Trust Holdings Inc.	206,600	4,343,728
Sumitomo Realty & Development Co. Ltd.	69,400	2,401,511
Suzuki Motor Corp.	381,400	4,441,700
T&D Holdings Inc.	265,400	4,330,619
Taisei Corp.	49,500	1,812,215
TDK Corp.	98,000	4,371,877
Tobu Railway Co. Ltd.	37,800	749,970
Tokio Marine Holdings Inc.	596,400	18,850,049
Tokyo Electric Power Co. Holdings Inc.(a)	425,400	2,646,107
Tokyo Electron Ltd.	157,500	34,546,954
Tokyo Gas Co. Ltd.	128,600	2,884,144
TOPPAN Holdings Inc.	101,300	2,403,235

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Momentum Factor ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Toray Industries Inc.	175,200	$800,790
Toyota Industries Corp.	57,600	5,473,543
Toyota Motor Corp.	4,028,900	91,893,468
Toyota Tsusho Corp.	93,700	5,957,436
Unicharm Corp.	63,400	1,883,812
USS Co. Ltd.	105,800	808,237
West Japan Railway Co.	60,200	1,142,683
Yamaha Motor Co. Ltd.	186,600	1,740,459
Yamato Holdings Co. Ltd.	57,400	758,063
Yaskawa Electric Corp.	38,500	1,586,301
Yokogawa Electric Corp.	58,800	1,299,233
Zensho Holdings Co. Ltd.	49,300	1,910,829
		909,945,240
Netherlands — 2.1%
ABN AMRO Bank NV, CVA(c)	82,528	1,321,980
ASM International NV	8,440	5,309,088
BE Semiconductor Industries NV	27,373	3,631,686
Coca-Cola Europacific Partners PLC	37,003	2,664,956
EXOR NV, NVS	22,108	2,413,651
Koninklijke KPN NV	548,860	1,994,630
Koninklijke Philips NV(a)	190,643	5,062,752
Prosus NV	226,187	7,568,207
Universal Music Group NV	230,099	6,768,405
Wolters Kluwer NV	42,954	6,430,492
		43,165,847
Norway — 0.2%
Adevinta ASA(a)	80,670	823,511
Kongsberg Gruppen ASA	16,634	1,174,246
Salmar ASA	19,667	1,237,272
		3,235,029
Portugal — 0.1%
Galp Energia SGPS SA	140,226	3,012,217

Singapore — 0.2%
Keppel Ltd.	370,200	1,851,707
Sembcorp Industries Ltd.	274,000	1,070,811
Singapore Airlines Ltd.(b)	264,700	1,263,048
		4,185,566
Spain — 2.7%
ACS Actividades de Construccion y Servicios SA	66,687	2,670,844
Aena SME SA(c)	9,705	1,768,635
Banco Bilbao Vizcaya Argentaria SA	1,504,653	16,271,277
Banco Santander SA	3,495,840	17,009,471
Ferrovial SE	91,318	3,284,285
Grifols SA(a)(b)	63,208	578,508
Industria de Diseno Textil SA	285,523	13,000,131
		54,583,151
Sweden — 1.8%
Alfa Laval AB	57,676	2,455,541
Atlas Copco AB, Class A	462,042	8,093,166
Atlas Copco AB, Class B	241,982	3,628,331
H & M Hennes & Mauritz AB, Class B	131,163	2,084,809
Industrivarden AB, Class C	24,830	798,280
Investor AB, Class B	222,015	5,437,756
Lifco AB, Class B	37,100	898,880
Saab AB, Class B	19,276	1,526,056
Svenska Cellulosa AB SCA, Class B	127,894	1,874,320
Volvo AB, Class A	37,275	981,684
Volvo AB, Class B	308,703	7,857,473
		35,636,296
Security	Shares	Value

Switzerland — 4.9%
ABB Ltd., Registered	230,122	$11,181,268
Adecco Group AG, Registered	32,466	1,135,741
Banque Cantonale Vaudoise, Registered	7,355	769,146
BKW AG	5,482	813,737
Helvetia Holding AG, Registered	6,593	862,401
Holcim AG	99,562	8,334,106
Logitech International SA, Registered	54,662	4,255,829
Novartis AG, Registered	333,915	32,408,947
Schindler Holding AG, Participation Certificates, NVS	5,647	1,407,550
Swiss Re AG	85,592	9,304,309
UBS Group AG, Registered	955,509	25,094,789
VAT Group AG(c)	6,111	3,042,426
		98,610,249
United Kingdom — 8.1%
3i Group PLC	347,236	12,405,854
Associated British Foods PLC	93,437	3,092,548
BAE Systems PLC	797,914	13,271,079
Berkeley Group Holdings PLC	13,029	765,136
Centrica PLC	2,766,384	4,415,900
Compass Group PLC	249,809	6,948,115
CRH PLC	213,283	16,516,802
Haleon PLC	864,694	3,651,896
Hikma Pharmaceuticals PLC	43,830	1,052,383
HSBC Holdings PLC	4,293,014	37,211,634
Informa PLC	254,454	2,519,066
InterContinental Hotels Group PLC	33,722	3,289,040
J Sainsbury PLC	315,474	1,034,810
JD Sports Fashion PLC	367,349	525,924
Melrose Industries PLC	413,658	3,249,833
Next PLC	27,872	3,126,067
RELX PLC	438,430	18,013,718
Rolls-Royce Holdings PLC(a)	4,295,663	22,028,263
Sage Group PLC (The)	313,250	4,542,406
Tesco PLC	1,269,952	4,688,750
		162,349,224

Total Common Stocks — 99.1%
(Cost: $1,634,760,110)		1,995,210,678

Warrants

Canada — 0.0%
Constellation Software Inc., (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)(d)	6,329	—

Total Warrants — 0.0%
(Cost: $—)		—

Total Long-Term Investments — 99.1%
(Cost: $1,634,760,110)		1,995,210,678

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(e)(f)(g)	1,778,183	1,778,716

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Momentum Factor ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(e)(f)	530,000	$530,000

Total Short-Term Securities — 0.1%
(Cost: $2,309,029)		2,308,716

Total Investments — 99.2%
(Cost: $1,637,069,139)		1,997,519,394

Other Assets Less Liabilities — 0.8%		15,320,209

Net Assets — 100.0%		$2,012,839,603

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,381,308	$—		$(602,293	)(a)	$249	$(548)	$1,778,716	1,778,183	$3,740	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	380,000	150,000	(a)	—		—	—	530,000	530,000	26,133		—
						$249	$(548)	$2,308,716		$29,873		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
Mini TOPIX Index	557	06/13/24	$9,645	$21,991
Euro STOXX 50 Index	121	06/21/24	6,291	(146,741)
FTSE 100 Index	20	06/21/24	2,031	43,679
				$(81,071)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Momentum Factor ETF
April 30, 2024

Fair Value Hierarchy as of Period End (continued)

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$95,622,636	$1,899,588,042	$—	$1,995,210,678
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	2,308,716	—	—	2,308,716
	$97,931,352	$1,899,588,042	$—	$1,997,519,394
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$65,670	$—	$65,670
Liabilities
Equity Contracts	—	(146,741)	—	(146,741)
	$—	$(81,071)	$—	(81,071)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares